BUSINESS COMBINATION (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 01, 2019 CNY (¥)	Jul. 01, 2019 USD ($)	Nov. 01, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 01, 2019 USD ($)
Goodwill				¥ 665,416		¥ 491,969	¥ 475,732	$ 95,581
Revenue				1,555,302
Revenues				1,529,447	$ 219,691	1,271,888	969,275
Net income				152,669
Net income				¥ 148,100	$ 21,273	¥ 142,958	¥ (47,974)
Edge Learning Centers [Member]
Purchase consideration			¥ 25,980
Net assets acquired, excluding intangible assets and the related deferred tax liabilities			2,133
Intangible assets			4,994
Trademark			1,693
Student base			2,962
Franchise agreements			339
Deferred tax liabilities			(1,235)
Deferred revenue and customer advances			(10,663)
Goodwill			¥ 30,751
Shijiazhuang [Member]
Purchase consideration	¥ 44,061	$ 6,329
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(83,813)								$ (12,039)
Intangible assets	15,800								2,270
Student base	15,800								2,270
Deferred tax liabilities	(4,742)								(681)
Non-controlling interest	(33,866)								(4,865)
Goodwill	¥ 150,682								$ 21,644